INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

7.INVENTORIES

	As at	As at
	December 31,	December 31,
	2023	2022
Ore in stockpiles and on leach pads	$238,197	$208,014
Concentrates and dore bars	237,805	184,841
Supplies	942,939	816,220
Total current inventories	$1,418,941	$1,209,075
Non-current ore in stockpiles and on leach pads (Note 8B)	632,049	405,988
Total inventories	$2,050,990	$1,615,063

During the year ended December 31, 2023, a charge of $2.7 million (December 31, 2022 - $62.4 million) was recorded within production costs to reduce the carrying value of inventories to their net realizable value.